Transactions with Related Parties - Compensation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Transactions with related parties
Defined benefit obligation	$ 2,847,608	$ 2,477,527
Service cost	131,662	129,707
Directors, alternate directors and officers
Transactions with related parties
Key management compensation	869,556	568,347	$ 892,769
Defined benefit obligation	170,856	148,651	164,018
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers	82,768	90,901	115,467
Officers | Cable
Transactions with related parties
Defined benefit obligation		1,258,013	1,058,818
Deferred compensation plan term				5 years
Service cost	199,195	251,787	$ 302,801
Contributions to plan, net defined benefit liability (asset)	$ 700,000	$ 350,000